Leasing Arrangements (Schedule of Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leasing Arrangements [Abstract]
2018	$ 258
2019	259
2020	261
2021	263
2022	140
Total	$ 1,181